Consolidated Statements of Changes in Stockholders' Equity Deficiency - USD ($) $ in Thousands	Total	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2014	$ (1,690)	$ 10	$ 5,494	$ (7,296)	$ 102
Balance, Shares at Dec. 31, 2014		10,441,251
Stock-based compensation	22		22
Unrealized loss from investment in Parent Company	(136)				(136)
Net loss	(1,477)			(1,477)
Balance at Dec. 31, 2015	(3,281)	$ 10	5,516	(8,773)	(34)
Balance, Shares at Dec. 31, 2015		10,441,251
Stock-based compensation	3		3
Unrealized loss from investment in Parent Company	(69)				(69)
Net loss	(295)			(295)
Balance at Jun. 30, 2016	(3,642)	$ 10	5,519	(9,068)	(103)
Balance, Shares at Jun. 30, 2016		10,441,251
Balance at Dec. 31, 2015	(3,281)	$ 10	5,516	(8,773)	(34)
Balance, Shares at Dec. 31, 2015		10,441,251
Stock-based compensation	3		3
Unrealized loss from investment in Parent Company	34				34
Net loss	(916)			(916)
Balance at Dec. 31, 2016	(4,160)	$ 10	5,519	(9,689)
Balance, Shares at Dec. 31, 2016		10,441,251
Net loss	(430)			(430)
Balance at Jun. 30, 2017	$ (4,590)	$ 10	$ 5,519	$ (10,119)
Balance, Shares at Jun. 30, 2017		10,441,251